Payroll costs, share based payments and management incentive schemes (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits And Share-Based Payments [Abstract]
Disclosure of Employee Information
The average number of persons employed by the Company (excluding non-Executive Directors) is analyzed and set out below:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Production	3,968	4,189	3,310
Administration, distribution & sales	4,129	3,892	2,193
Total number of employees	8,097	8,081	5,503

Disclosure of Employee Benefit Expense
The table below discloses the Company’s aggregate payroll costs of these persons. Payroll costs exclude long term management incentive scheme and share based payment costs, but includes bonus costs.

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m	€m
Wages and salaries	330.5	293.6	266.4
Social security costs	73.8	72.9	56.1
Other pension costs	17.5	19.6	18.1
Total payroll costs	421.8	386.1	340.6

Disclosure of number and weighted average exercise prices of share options	management team (the “Management Share Awards”) as of the following award dates:

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award	January 1, 2022 Award	Other Awards	Total
Number of awards outstanding at January 1, 2022	431,790	152,695	645,093	787,277	—	—	2,016,855
New awards granted in the period	—	—	—	—	964,518	176,000	1,140,518
Forfeitures in the period	—	—	(46,920)	(103,728)	(69,768)	—	(220,416)
Awards vested and issued in the period	(237,800)	—	—	—	—	—	(237,800)
Number of awards outstanding at December 31, 2022	193,990	152,695	598,173	683,549	894,750	176,000	2,699,157

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award	January 1, 2022 Award	January 1, 2023 Award	Other Awards	Total
Number of awards outstanding at January 1, 2023	193,990	152,695	598,173	683,549	894,750	—	176,000	2,699,157
New awards granted in the period	—	—	—	—	—	1,209,137	87,000	1,296,137
Forfeitures in the period	—	—	(11,735)	(77,949)	(164,156)	(205,329)	(100,000)	(559,169)
Awards lapsed in the period	—	—	(171,579)	—	—	—	—	(171,579)
Awards vested and issued in the period	(193,990)	(152,695)	(414,859)	—	—	—	—	(761,544)
Number of awards outstanding at December 31, 2023	—	—	—	605,600	730,594	1,003,808	163,000	2,503,002

Inputs and assumptions underlying the Monte Carlo Model

	January 1, 2021 award	January 1, 2022 award *	January 1, 2023 award *
Grant date price	$25.42	$25.39	$17.24
Exercise price	$—	$—	$—
Expected life of restricted share	3.00 years	3.00 years	3.00 years
Expected volatility of the share price	30.0%	28.0%	N/A
Dividend yield expected	—%	—%	N/A
Risk free rate	0.24%	1.15%	N/A
Employee exit rate	14.0%	14.0%	18.0%
EBITDA Performance Target Condition	35.0%	35.0%	75.0%
*Note: The table above does not include details on Other awards granted in 2022 and 2023 that only require continued employment over the vesting period and have only non-company wide specific performance conditions.